STOCK COMPENSATION PLANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
STOCK COMPENSATION PLANS
Summary of stock option transactions

	June 30, 2014	December 31, 2013	June 30, 2013
Outstanding shares at beginning of year	237,152	242,152	242,152
Granted during the period	—	—	—
Exercised during the period	—	—	—
Expired / forfeited during the period	—	(5,000)	—

Outstanding shares at end of period	237,152	237,152	242,152

Exercisable shares at end of period	124,861	124,861	126,361

Weighted average exercise price per share at end of period	$9.80	$9.80	$9.88

Shares available for grant at end of period	—	—	—

	2013	2012
Outstanding shares at beginning of year	242,152	392,152
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	(5,000)	—
Surrendered/exchanged for restricted stock	—	(150,000)

Outstanding shares at end of year	237,152	242,152

Exercisable shares at end of year	124,861	126,361

Weighted average exercise price per share at end of year	$9.88	$9.88

Shares available for grant at end of year	—	—

Summary of the options outstanding and exercisable

	Number
Exercise Price	Outstanding	Exercisable	Unvested Options	Weighted Average Remaining Contractual Life-Years
$9.75	217,152	120,861	96,291.48
$10.65	10,000	2,000	8,000	1.04
$12.00	10,000	2,000	8,000	2.46

	237,152	124,861	112,291.59

       Following is a summary of the options outstanding and exercisable at December 31, 2013:

	Number of Shares			Weighted Average Remaining Contractual Life-Years
Exercise Price	Outstanding	Exercisable	Unvested Options
$9.75	217,152	120,861	96,291.96
$10.65	10,000	2,000	8,000	1.54
$12.00	10,000	2,000	8,000	2.96

	237,152	124,861	112,291	1.07